Related and Interested Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Trade and other payables	$ 165	$ 106	$ 261